Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Accrued commitment fee, equity line of credit	$ 0	$ 1,500	$ 0
Accrued bonus	502	450	0
Accrued settlement	150	0
Accrued interest	72	112	72
Accrued legal	51	80	27
Accrued director remuneration	244	61	0
Accrued research and development	19	18	58
Other	57	24	29
Total accrued expenses	$ 1,095	$ 2,245	$ 186